Stockholders’ Equity (Details) - Schedule of Stock Option Activities - Stock Options [Member] - USD ($)			6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2021
Schedule of Stock Option Activities [Line Items]
Number of Options, Balance (in Shares)	28,850
Weighted Average Exercise Price, Balance	$ 7.28	$ 3.89	$ 7.28	$ 7.28
Weighted Average Remaining Contractual Term (Years). Balance	5 years 3 months 21 days
Aggregate Intrinsic Value, Balance (in Dollars)	$ 8,610		$ 3,980	$ 8,610	$ 20,130	$ 42,870
Number of Options, Expired (in Shares)			(2,000)		(16,000)
Weighted Average Exercise Price, Expired			$ 0.005		$ 10
Weighted Average Remaining Contractual Term (Years), Expired
Aggregate Intrinsic Value, Expired
Number of Options, Balance (in Shares)			26,850
Weighted Average Exercise Price, Balance	$ 7.28		$ 7.82	$ 7.28	$ 7.28
Weighted Average Remaining Contractual Term (Years), Balance		2 years 6 months 14 days	5 years 2 months 8 days	5 years 3 months 21 days	6 years 3 months 21 days
Number of Options, Exercisable (in Shares)	28,849		26,850	28,849
Weighted Average Exercise Price, Exercisable	$ 7.28		$ 7.82	$ 7.28
Weighted Average Remaining Contractual Term (Years), Exercisable			5 years 2 months 8 days	5 years 3 months 21 days
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 8,610		$ 3,980	$ 8,610